Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

	April 30, 2018		April 30, 2017
	Principal Outstanding	Carrying Amount (A)	Principal Outstanding	Carrying Amount (A)
1.75% Senior Notes due March 15, 2018	$—	$—	$500.0	$499.0
2.20% Senior Notes due December 6, 2019	300.0	298.6	—	—
2.50% Senior Notes due March 15, 2020	500.0	497.8	500.0	496.6
3.50% Senior Notes due October 15, 2021	750.0	775.6	750.0	782.6
3.00% Senior Notes due March 15, 2022	400.0	397.3	400.0	396.6
3.50% Senior Notes due March 15, 2025	1,000.0	994.4	1,000.0	993.6
3.38% Senior Notes due December 15, 2027	500.0	495.8	—	—
4.25% Senior Notes due March 15, 2035	650.0	643.1	650.0	642.6
4.38% Senior Notes due March 15, 2045	600.0	585.4	600.0	584.9
Term Loan Credit Agreement due March 23, 2020	—	—	550.0	548.6
Total long-term debt	$4,700.0	$4,688.0	$4,950.0	$4,944.5
Current portion of long-term debt	—	—	500.0	499.0
Total long-term debt, less current portion	$4,700.0	$4,688.0	$4,450.0	$4,445.5

(A) Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate contracts, offering discounts, and capitalized debt issuance costs.